Financial liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2020	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2021
BPI PTZI IPH41 (1)	150	—		(150)	—
BPI Refundable advance - FORCE (2)	1,454	—	(1,454)	—	—
Lease liabilities – Building "Le Virage"	2,387	—	—	(512)	1,875
Lease liabilities – Premises Innate Inc	447	—	(16)	(40)	391
Lease liabilities – Laboratory equipment	639	—	—	(175)	464

Lease liabilities – Vehicles	21	—	62	(30)	53
Lease liabilities - Printers	41	—	—	(6)	35
Loans – Equipment	262	—	—	(53)	209
Loans – Building (4)	13,687	—	—	(1,162)	12,525
Total	19,087	28,700	(1,408)	(2,128)	44,251

In thousand euros	December 31, 2021	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2022
State guaranteed loan Société Générale (3)	20,000	—	—	—	20,000
State guaranteed loan BNP Paribas (3)	8,700	—	—	—	8,700
State guaranteed loans - accrued interest	—	—	15	—	15
Property transaction (down-payment)	—	—	—	—	—
Lease liabilities – Building "Le Virage"	1,875	—	—	(522)	1,353
Lease liabilities – Premises Innate Inc	391	—	15	(61)	345
Lease liabilities – Laboratory equipment	464	—	—	(177)	287
Lease liabilities – Vehicles	53	—	12	(32)	33
Lease liabilities - Printers	35	—	—	(8)	27
Loans – Equipment	209	—	—	(55)	154
Loans – Building (4)	12,525	—	—	(1,187)	11,338
Total	44,251	—	42	(2,042)	42,251

In thousand euros	December 31, 2022	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2023
State guaranteed loan Société Générale (3)	20,000	—	—	—	20,000
State guaranteed loan BNP Paribas (3)	8,700	—	—	—	8,700
State guaranteed loans - accrued interest	15	—	(1)	—	14
Lease liabilities – Building "Le Virage"	1,353	—	(685)	(293)	375
Lease liabilities – Premises Innate Inc	345	—	—	(99)	246
Lease liabilities – Laboratory equipment	287	—	—	(178)	109
Lease liabilities – Vehicles	33	—	80	(31)	85
Lease liabilities - Printers	27	—	—	(9)	18
Loans – Equipment	154	—	—	(55)	99
Loans – Building (4)	11,338	—	17	(1,108)	10,247
Total	42,251	—	(589)	(1,773)	39,893

(1) In 2013, the Company was granted an interest-free loan for innovation (“PTZI”) by BPI France relating to the program lacutamab IPH4102 for an amount of €1,500 thousand.
(2) As a reminder, on August 11, 2020, the Company signed a financing contract with Bpifrance Financement as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19. This funding, for a maximum amount of € 6.8m, consisted of (i) an advance repayable only in the event of technical and commercial success and (ii) a non-repayable grant. This funding should have been received in four successive installments. The first tranche of 1.7 million euros was paid at signing, and the other three tranches should be received after successful completion of certain clinical milestones, particularly around Phase 2 of the FORCE trial. The portion relating to the repayable advance included in this first tranche amounted to €1,454 thousand as of December 31, 2020 (including actualization). As of December 31, 2021, this financing is considered by the Company to be non-refundable, in accordance with the terms of the agreement, in light of the technical and commercial failure of the project based on the results of the Phase 2 "Force" trial evaluating avdoralimab in COVID-19, published on July 6, 2021 (see note 13.2).
(3) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years from August 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. In August 2022, the Company has requested the extension of these two loans repayment for an additional period of five years starting in 2022 and including a one-year grace period. Consequently, the Company has obtained agreements from Société Générale and BNP Paribas. The effective interest rates applied to these contracts during the additional period are 1.56% and 0.95% for Société Générale and BNP Paribas loans, respectively, excluding insurance and guarantee fees, with an amortization exemption for the entire year 2023. During this grace period, the Company will only be liable for the payment of interest and the guarantee fees, with amortization of the two loans starting in 2024 over a period of four years. The state guarantee fees amounts to €877 thousand and €379 thousand for Société Générale and BNP Paribas loans respectively.
(4) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.
The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). Given the development of its portfolio and in particular the refocusing of its activities on research and development, the Company has for the time being suspended the project to build its new head office on the land acquired in Luminy. In the meantime, the loan will be used to finance several structuring projects (improvement of the information system, development of a commercial platform, development of additional premises rented, etc.). As of December 31, 2023, the remaining capital of the loan amounted to €10,247 thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031.
This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.
(3) On March 13, 2023, the Company signed an amendment to the lease for the "Le Virage" building, reducing the surface area of the leased premises. The effective date of the lease amendment is March 15, 2023. As a result, and in accordance with IFRS 16, the impact on the consolidated balance sheet at the effective date of the lease amendment is as follows: write-off of a right of use (asset) of €0.5 million and a lease liability of €0.7 million.
The table below shows the schedule for the contractual flows (principal only) as of December 31, 2021, 2022 and 2023 respectively :

In thousand euros	Year ended December 31,
Current financial liabilities	2021	2022	2023
State guaranteed loan Société Générale	20,000	—	4,884
State guaranteed loan BNP Paribas	8,700	—	2,144
State guaranteed loans - accrued interest	—	15	14
Lease finance obligations – Rent Le Virage	522	532	244
Lease liabilities – Premises Innate Inc	74	90	92
Lease finance obligations – Laboratory equipment	177	177	109
Lease liabilities – Vehicles	23	16	31
Lease liabilities - Printers	8	9	9
Loans - Equipment	55	55	56
Loans - Building	1,187	1,210	1,353
Total – Current financial liabilities	30,748	2,102	8,936

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2021	2022	2023
State guaranteed loan Société Générale	—	20,000	15,116
State guaranteed loan BNP Paribas	—	8,700	6,556
Lease finance obligations – Building Le Virage	1,352	820	131
Lease liabilities – Premises Innate Inc	317	255	154
Lease finance obligations – Laboratory equipment	287	110	—
Lease finance obligations – Vehicles	30	17	56
Lease liabilities - Printers	26	18	9
Loans - Equipment	154	99	43
Loans - Building	11,338	10,128	8,895
Total – Non-Current financial liabilities	13,503	40,149	30,957
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	≤ 1 year	2 to 5 years included	≥ 5 years	Total
State guaranteed loan Société Générale	5,167	15,502	—	20,669
State guaranteed loan BNP Paribas	2,222	6,662	—	8,884
Lease finance obligations – Rent Le Virage	255	133	—	388
Lease liabilities – Premises Innate Inc.	95	157	—	252
Lease liabilities – Laboratory equipment	109	—	—	109
Lease liabilities – Vehicles	33	56	—	89
Lease liabilities - Printers	9	9	—	18
Loans – Equipment	57	43	—	100
Loan – Building	1,545	5,587	3,923	11,056
Total	9,492	28,149	3,923	41,565